SHARE-BASED COMPENSATION - Stock option valuation (Details) - $ / shares	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Outstanding weighted average stock options
SHARE-BASED COMPENSATION
Expected dividend yield	0.00%	0.00%
Contractual term (in years)	10 years	10 years
Outstanding weighted average stock options | Minimum
SHARE-BASED COMPENSATION
Expected volatility	43.00%	46.00%
Risk free interest rate (per annum)	0.20%	0.10%
Exercise multiple	2.2	2.2
Outstanding weighted average stock options | Maximum
SHARE-BASED COMPENSATION
Expected volatility	63.00%	51.00%
Risk free interest rate (per annum)	1.30%	0.70%
Exercise multiple	2.8	2.8
Non-vested restricted shares
Number of restricted stock
Unvested at the beginning of the period (in shares)	0	33,334
Granted (in shares)	45,825	51,018
Vested (in shares)	(45,825)	(84,352)
Unvested the end of the period (in shares)	0	0
Weighted-average grant date fair value per share
Unvested at the beginning of the period (in dollars per share)		$ 2.26
Granted (in dollars per share)	$ 1.07	0.48
Vested (in dollars per share)	$ 1.07	$ 1.18